Contract Assets/Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Contract Assets/Contract Liabilities [Abstract]
Schedule of Contract Assets

Movement in contract assets, consists of the following:

	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2025
	MYR	MYR	MYR	USD
Beginning of the financial year	2,126	—	46,140	11,376
Increase resulting from satisfaction of performance obligation	85,237,802	60,188,532	—	—
Decrease resulting from advances from customers	(3,849,000)	—	—	—
Estimated contract earnings to date	81,390,928	60,188,532	46,140	11,376
Less: progress billings	(81,390,928)	(60,142,392)	(46,140)	(11,376)
End of the financial year	—	46,140	—	—

Schedule of Contract Liabilities

Movement in contract liabilities, consists of the following:

	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2025
	MYR	MYR	MYR	USD
Beginning of the financial year	4,299,000	2,584,731	3,700,000	912,229
Receipt from clients	2,584,731	3,700,000	9,848,141	2,428,043
Revenue recognized during the year	(4,299,000)	(2,584,731)	(3,700,000)	(912,229)
End of the financial year	2,584,731	3,700,000	9,848,141	2,428,043